Inventories	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Inventories	20 Inventories

	2024 £m	2023 £m
Raw materials and consumables	2,056	2,198
Finished goods and work in progress	2,434	2,584
Goods purchased for resale	126	156
	4,616	4,938
Write-offs taken to other operating expenses in the Group income statement were £134 million (2023: £250 million; 2022: £250 million).
As mentioned in note 33, in 2023, includes a write-off of stock of leaf following an extreme weather event. Goods purchased for resale include Group brands produced under third-party contract manufacturing arrangements.